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ARK Fintech Innovation ETF
ARK Fintech Innovation ETF
Investment Objective
The ARK Fintech Innovation ETF’s (“Fund”) investment objective is long-term growth of capital.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ARK Fintech Innovation ETF ARK Fintech Innovation ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ARK Fintech Innovation ETF ARK Fintech Innovation ETF
Management Fee	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.75%
[1]	“Management Fee” includes the advisory fee of a wholly-owned subsidiary of the Fund organized as an exempted company under the laws of the Cayman Islands (the “ARKF Subsidiary” and, together with the Subsidiary, the “Subsidiaries”). The Fund’s Adviser, ARK Investment Management LLC (the “Adviser”), has agreed to waive or credit a portion of the advisory fee in an amount equal to any net fees received by the Adviser with respect to other investments in which the ARKF Subsidiary invests.
[2]	Pursuant to a Supervision Agreement, the Adviser pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	ARK Fintech Innovation ETF ARK Fintech Innovation ETF USD ($)
1	$ 77
3	240
5	417
10	$ 930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are engaged in the Fund’s investment theme of financial technology (“Fintech”) innovation. A company is deemed to be engaged in the theme of Fintech innovation if (i) it derives a significant portion of its revenue or market value from the theme of Fintech innovation or (ii) it has stated its primary business to be in products and services focused on the theme of Fintech innovation. The Adviser defines “Fintech innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the financial sector works.

In selecting companies that the Adviser believes are engaged in the theme of Fintech innovation (“Fintech Innovation Companies”), the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation. Disruptive innovation occurs when a new product or service substantially alters the way a market or industry functions. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Fintech Innovation Companies are companies that may develop, use or rely on innovative payment platforms and methodologies, point of sale providers, e-commerce, transactional innovations, business analytics, fraud reduction, frictionless funding platforms, peer-to-peer lending, blockchain* technologies, intermediary exchanges, asset allocation technology, mobile payments, and risk pricing and pooling aggregators (insurance). A Fintech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future.

The Fund may have exposure to cryptocurrency, such as bitcoin and Ether, indirectly through an investment in a grantor trust or in other pooled investment vehicles, such as exchange-traded funds. The Fund gains exposure to cryptocurrency through investments in the ARK Bitcoin ETF Holdco (ARKF), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “ARKF Subsidiary”). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the ARKF Subsidiary. The ARKF Subsidiary is advised by the Adviser, and has the same investment objective as the Fund. The ARKF Subsidiary may invest in pooled investment vehicles and exchange-traded products that invest in cryptocurrencies. Investments in the ARKF Subsidiary are intended to provide the Fund with exposure to cryptocurrency while meeting the federal tax requirements that apply to regulated investment companies, like the Fund. The Fund’s exposure to cryptocurrency may change over time and, accordingly, such exposure may not always be represented in the Fund’s portfolio.

The Adviser will select investments for the Fund that represent the Adviser’s highest-conviction investment ideas within the theme of Fintech innovation, as defined above, in constructing the Fund’s portfolio.

The Adviser’s process for identifying Fintech Innovation Companies uses both “top down” (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) and “bottom up” (valuation, fundamental and quantitative measures) approaches. In both

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*     The term “blockchain” refers to a peer-to-peer distributed ledger that is secured using cryptography. A distributed ledger is a shared electronic database where information is recorded and stored across multiple computers; a blockchain is one type of distributed ledger. A blockchain may be open and permissionless or private and permissioned. The Bitcoin and Ethereum blockchains are examples of open, public, permissionless blockchains. Blockchain derives its name from the way it stores transaction data in blocks that are linked together to form a chain. As the number of transactions grows, so does the blockchain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain network, which is, with respect to public blockchains, governed by rules agreed on by the network participants.

the Adviser’s “top down” and “bottom up” approaches, the Adviser evaluates environmental, social, and governance (“ESG”) considerations. In its “top down” approach, the Adviser uses the framework of the United Nations Sustainable Development Goals to integrate ESG considerations into its research and investment process. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. In its “bottom up” approach, the Adviser makes its investment decisions primarily based on its analysis of the potential of individual companies, while integrating ESG considerations into that process. The Adviser’s highest-conviction investment ideas are those that it believes present the best risk-reward opportunities.

Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include micro-, small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers. The Fund’s portfolio is expected to contain 40 to 55 common stocks (including domestic stocks, ADRs and securities listed on foreign exchanges) that are conviction weighted. The Fund will concentrate (i.e., more than 25% of the value of the Fund’s assets) in securities of issuers having their principal business activities in the communication, technology and financials group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of the S&P 500 Index and the MSCI World Index. The S&P 500 Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries. Returns shown for the MSCI World Index are net of foreign withholding taxes applicable to U.S. investors. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://ark-funds.com or by calling (727) 810-8160.

The Fund’s year-to-date total return as of October 31, 2024 was 12.03%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)	Return	Quarter/Year
Highest Return	54.12%	6/30/2020
Lowest Return	-46.74%	6/30/2022

Average Annual Total Returns as of December 31, 2023
Average Annual Returns - ARK Fintech Innovation ETF	Label	1 Year		Since Inception	[1]	Inception Date
ARK Fintech Innovation ETF	Returns Before Taxes	92.86%		7.11%		Feb. 04, 2019
ARK Fintech Innovation ETF | Returns After Taxes on Distributions	Returns After Taxes on Distributions	92.86%	[2]	6.98%	[2]	Feb. 04, 2019
ARK Fintech Innovation ETF | Returns After Taxes on Distributions and Sale of Fund Shares	Returns After Taxes on Distributions and Sale of Fund Shares	54.97%	[2]	5.53%	[2]	Feb. 04, 2019
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%		14.17%		Feb. 04, 2019
MSCI World Index (reflects no deduction for fees, expenses or taxes)	MSCI World Index (reflects no deduction for fees, expenses or taxes)	23.79%		11.33%		Feb. 04, 2019
[1]	The Fund commenced operations on February 4, 2019.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.